Financial Instruments - Summary of Financial Instruments Not Measured at Fair Value (Detail)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Other Financial Assets and Liabilities [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Valuation technique	[1]	Discounted cash flows	Discounted cash flows

[1]	other financial liabilities include secured bank loans, trade and other payables and other liabilities. Other financial assets include trade and other receivables, term deposits, cash and cash equivalents and other assets.